Other Information - Commitments Liberty Global and Infravia (Details) € in Millions, £ in Millions, home in Millions		12 Months Ended
	Jul. 29, 2022 home	Dec. 31, 2024 GBP (£) home	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€) home
Liberty Global | Nexfibre
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	50.00%
InfraVia Capital Partners | Nexfibre
Commitments [Line Items]
Proportion of voting rights held in subsidiary (as a percent)	50.00%
Liberty Global And InfraVia
Commitments [Line Items]
Deployment of FTTH in the UK, number of homes	5	5		5
Deployment of FTTH in the UK, number of homes, expansion	2
Investment in the deployment of FTTH in the UK		£ 4,500	€ 5,426
Investment in the deployment of FTTH in the UK, partner financing		1,400	€ 1,688
Investment in the deployment of FTTH in the UK, facilities agreement with banks		£ 3,300		€ 3,979